Mortgage and Other Notes Receivable	12 Months Ended
Dec. 31, 2012
Mortgage and Other Notes Receivable [Abstract]
Mortgage and Other Notes Receivable
MORTGAGE AND OTHER NOTES RECEIVABLE

Each of the Company's mortgage notes receivable is collateralized by either a first mortgage, a second mortgage or by an assignment of 100% of the partnership interests that own the real estate assets.  Other notes receivable include amounts due from tenants or government sponsored districts and unsecured notes received from third parties as whole or partial consideration for property or investments.  Interest rates on mortgage and other notes receivable range from 2.7% to 12.0%, with a weighted average interest rate of 7.33% and 8.76% at December 31, 2012 and 2011, respectively. Maturities of these notes receivable range from May 2014 to January 2047.

In May 2012, Woodstock GA Investments, LLC, a joint venture in which the Company owns a 75.0% interest, entered into a $6,581 loan agreement with an entity that owns an interest in land in Woodstock, GA, adjacent to the site of The Outlet Shoppes at Atlanta. The Company owns a 75.0% interest in The Outlet Shoppes at Atlanta through its joint venture Atlanta Outlet Shoppes, LLC. The note receivable bears interest of 10.0% through its maturity date in May 2014 and is secured by the entity's interest in the adjacent land.

In September 2011, the Company and a noncontrolling interest investor purchased a mezzanine loan with a face amount of $5,879 for $5,300, which represented a discount of $579. The borrower under the mezzanine loan was an entity that owned The Outlet Shoppes at Gettysburg, an outlet shopping center located in Gettysburg, PA. The loan bore interest at the greater of LIBOR plus 900 basis points or 10% and matured on February 11, 2016. The terms of the mezzanine loan agreement provided that the Company and its noncontrolling interest investor could, subject to approval of the senior lender, convert the mezzanine loan into equity of the borrower. Upon conversion, the Company and noncontrolling investor would own 50.0% and 12.6%, respectively, of the borrower. The terms also provided that the Company could elect to acquire an additional 10% interest in borrower for a total interest of 60%. In April 2012, the Company and its noncontrolling interest partner exercised their rights under the terms of the agreement with the borrower and converted the mezzanine loan into a member interest in the outlet shopping center. See Note 3 for additional information.

In December 2011, the Company entered into a loan agreement pursuant to which the Company loaned $9,150 to an entity that owned The Outlet Shoppes at El Paso, an outlet shopping center located in El Paso, TX. The note receivable bore interest of 13.0% through June 9, 2013, and thereafter, at the greater of 13.0% or LIBOR plus 900 basis points. The loan matured upon the earlier of (i) 60 days prior to the maturity date of the senior loan on the outlet shopping center or (ii) the date on which the senior loan was fully repaid. The terms of the loan agreement provided that if the Company did not elect to acquire a 75% interest in the borrower, the Company could convert the loan into a non-voting common interest in the borrower, subject to the approval of the senior lender. In April 2012, the Company acquired a 75.0% interest in the outlet shopping center and the borrower used a portion of the proceeds to repay the $9,150 mezzanine loan to the Company. See Note 3 for additional information.

The Company reviews its mortgage and other notes receivable to determine if the balances are realizable based on factors affecting the collectibility of those balances.  Factors may include credit quality, timeliness of required periodic payments, past due status and management discussions with obligors. During the first quarter of 2011, the Company was notified that a receivable due in March 2011 of $3,735 would not be repaid.  The receivable was secured by land and, as such, the Company recorded an allowance for credit losses of $1,500 in other expense and wrote down the amount of the note receivable to the estimated fair value of the land.  The Company did not accrue any interest on the receivable for the three months ended March 31, 2011 and has written off any interest that was accrued and outstanding on the loan.  The Company gained title to the land during the third quarter of 2011 and reclassified the balance of the note receivable to land.  During the third quarter of 2011 the Company wrote off a note receivable from a tenant in the amount of $400.  A rollforward of the allowance for credit losses for the year ended December 31, 2011 is as follows:

Beginning Balance, January 1, 2011	$—
Additions in allowance charged to expense	1,900
Reduction for charges against allowance	(1,900)
Ending Balance, December 31, 2011	$—

As of December 31, 2012, the Company believes that its mortgage and other notes receivable balance of $25,967 is fully collectible.

See subsequent event related to Woodstock GA Investments, LLC note receivable in Note 20.